Description Of Business	6 Months Ended
Jun. 30, 2020
Description Of Business [Abstract]
Description Of Business

PARKERVISION, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

1.  Description of Business

ParkerVision, Inc. and its wholly-owned German subsidiary, ParkerVision GmbH (collectively “ParkerVision”, “we” or the “Company”) is in the business of innovating fundamental wireless technologies and products.

We have designed and developed proprietary radio frequency (“RF”) technologies and integrated circuits for use in wireless communication products. We have expended significant financial and other resources to research and develop our RF technologies and to obtain patent protection for those technologies in the United States of America (“U.S.”) and certain foreign jurisdictions. We believe certain patents protecting our proprietary technologies have been broadly infringed by others and therefore the primary focus of our business plan is the enforcement of our intellectual property rights through patent infringement litigation and licensing efforts. We currently have patent enforcement actions ongoing in various U.S. district courts against mobile handset and smart television providers and, in certain cases, their chip suppliers for the infringement of several of our RF patents.  We have made significant investments in developing and protecting our technologies, the returns on which are dependent upon the generation of future revenues for realization.

We also designed, developed and marketed a distributed WiFi product line under the brand name Milo®.  We restructured our operations in 2018 to reduce operating expenses in light of our limited capital resources.  Accordingly, we significantly reduced our ongoing investment in the Milo products.  In early 2019, we ceased substantially all ongoing research and development efforts and, where applicable, repurposed resources to support our patent enforcement and product sales and support efforts.  We ceased sales of our Milo products in the fourth quarter of 2019 and are currently focused exclusively on our patent enforcement litigation and licensing efforts.